Revenue Recognition - Disaggregation of Revenue by Major Products and Service Offerings (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue by Major Products/Service Offerings
Total Revenue	$ 62,753	$ 61,860	$ 60,530
Operating Segments
Revenue by Major Products/Service Offerings
Total Revenue	62,510	61,229	59,621
Other
Revenue by Major Products/Service Offerings
Revenue	243	632	909
Software | Operating Segments
Revenue by Major Products/Service Offerings
Total Revenue	27,085	25,011	23,629
Consulting | Operating Segments
Revenue by Major Products/Service Offerings
Total Revenue	20,692	20,884	20,058
Infrastructure | Operating Segments
Revenue by Major Products/Service Offerings
Total Revenue	14,020	14,593	15,288
Financing | Operating Segments
Revenue by Major Products/Service Offerings
Total Revenue	713	741	645
Hybrid Platform & Solutions | Software | Operating Segments
Revenue by Major Products/Service Offerings
Revenue	18,808	17,396	16,458
Transaction Processing | Software | Operating Segments
Revenue by Major Products/Service Offerings
Revenue	8,277	7,615	7,171
Business Transformation | Consulting | Operating Segments
Revenue by Major Products/Service Offerings
Revenue	9,347	9,179	8,834
Application Operations | Consulting | Operating Segments
Revenue by Major Products/Service Offerings
Revenue	7,692	7,930	7,494
Technology Consulting | Consulting | Operating Segments
Revenue by Major Products/Service Offerings
Revenue	3,653	3,775	3,730
Hybrid Infrastructure | Infrastructure | Operating Segments
Revenue by Major Products/Service Offerings
Revenue	8,913	9,215	9,451
Infrastructure Support | Infrastructure | Operating Segments
Revenue by Major Products/Service Offerings
Revenue	$ 5,107	$ 5,377	$ 5,837